ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Financial Instruments and Foreign Currency Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Foreign currency gains and losses from current operations
Net foreign currency transaction gains (losses)	$ (3)	$ (100)